Basic and Diluted Net Earnings per Share - Additional Information (Detail) (Convertible Debentures [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Debentures [Member]
Class of Stock [Line Items]
Anti-dilutive convertible debentures	1,354,531	1,326,900